Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Mineral Stream Interests

	Year Ended December 31, 2019
	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2019
(in thousands)	Balance Jan 1, 2019	Additions (Reductions)	Balance Dec 31, 2019	Balance Jan 1, 2019	Depletion	Impairment	Balance Dec 31, 2019

Gold interests

Salobo	$3,059,876	$-	$3,059,876	$(353,816)	$(100,803)	$-	$(454,619)	$2,605,257

Sudbury 2	623,864	-	623,864	(257,401)	(22,420)	-	(279,821)	344,043

Constancia	136,058	-	136,058	(18,511)	(7,141)	-	(25,652)	110,406

San Dimas	220,429	-	220,429	(12,234)	(13,828)	-	(26,062)	194,367

Stillwater 3	239,357	(5)	239,352	(2,925)	(6,433)	-	(9,358)	229,994

Other 4	402,232	-	402,232	(380,873)	(8,191)	-	(389,064)	13,168

	$4,681,816	$(5)	$4,681,811	$(1,025,760)	$(158,816)	$-	$(1,184,576)	$3,497,235

Silver interests

Peñasquito	$524,626	-	524,626	$(135,904)	$(14,020)	$-	$(149,924)	$374,702

Antamina	900,343	-	900,343	(190,266)	(41,267)	-	(231,533)	668,810

Constancia	302,948	-	302,948	(56,717)	(18,044)	-	(74,761)	228,187

Other 5	1,283,039	15	1,283,054	(780,401)	(14,960)	-	(795,361)	487,693

	$3,010,956	$15	$3,010,971	$(1,163,288)	$(88,291)	$-	$(1,251,579)	$1,759,392

Palladium interests

Stillwater 3	$263,726	$(5)	$263,721	$(4,033)	$(9,719)	$-	$(13,752)	$249,969

Cobalt interests

Voisey’s Bay	$393,422	$-	$393,422	$-	$-	$(165,912)	$(165,912)	$227,510

	$8,349,920	$5	$8,349,925	$(2,193,081)	$(256,826)	$(165,912)	$(2,615,819)	$5,734,106

1)
Includes cumulative impairment charges to December 31, 2019 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont and 777 gold interests.
5)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.

	Year Ended December 31, 2018
	Cost				Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2018
(in thousands)	Balance Jan 1, 2018	Additions	Disposal	Balance Dec 31, 2018	Balance Jan 1, 2018	Depletion	Disposal	Balance Dec 31, 2018

Gold interests

Salobo	$3,059,876	$-	$-	$3,059,876	$(251,144)	$(102,672)	$-	$(353,816)	$2,706,060

Sudbury 2	623,864	-	-	623,864	(243,876)	(13,525)	-	(257,401)	366,463

Constancia	136,058	-	-	136,058	(14,007)	(4,504)	-	(18,511)	117,547

San Dimas	-	220,429	-	220,429	-	(12,234)	-	(12,234)	208,195

Stillwater 3	-	239,357	-	239,357	-	(2,925)	-	(2,925)	236,432

Other 4	402,232	-	-	402,232	(370,414)	(10,459)	-	(380,873)	21,359

	$4,222,030	$459,786	$-	$4,681,816	$(879,441)	$(146,319)	$-	$(1,025,760)	$3,656,056

Silver interests

San Dimas	$190,331	$-	$(190,331)	$-	$(55,469)	$(3,575)	$59,044	$-	$-

Peñasquito	524,626	-	-	524,626	(121,376)	(14,528)	-	(135,904)	388,722

Antamina	900,343	-	-	900,343	(142,705)	(47,561)	-	(190,266)	710,077

Constancia	302,948	-	-	302,948	(41,145)	(15,572)	-	(56,717)	246,231

Other 5	1,282,837	202	-	1,283,039	(759,702)	(20,699)	-	(780,401)	502,638

	$3,201,085	$202	$(190,331)	$3,010,956	$(1,120,397)	$(101,935)	$59,044	$(1,163,288)	$1,847,668

Palladium interests

Stillwater 3	$-	$263,726	-	$263,726	$-	$(4,033)	-	$(4,033)	$259,693

Cobalt interests

Voisey’s Bay	$-	$393,422	-	$393,422	$-	$-	-	$-	$393,422

	$7,423,115	$1,117,136	$(190,331)	$8,349,920	$(1,999,838)	$(252,287)	$59,044	$(2,193,081)	$6,156,839

1)
Includes cumulative impairment charges to December 31, 2018 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont and 777 gold interests.
5)
Comprised of the currently owned Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests in addition to the Lagunas Norte, Pierina and Veladero silver interests, all of which expired on March 31, 2018.

Classification of Mining Interest Between Depletable and Non-depletable

	December 31, 2019			December 31, 2018
(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests

Salobo	$2,078,666	$526,591	$2,605,257	$2,171,292	$534,768	$2,706,060

Sudbury 1	290,841	53,202	344,043	308,041	58,422	366,463

Constancia	101,263	9,143	110,406	108,403	9,144	117,547

San Dimas	87,593	106,774	194,367	101,421	106,774	208,195

Stillwater 2	203,163	26,831	229,994	209,569	26,863	236,432

Other 3	13,168	-	13,168	21,359	-	21,359

	$2,774,694	$722,541	$3,497,235	$2,920,085	$735,971	$3,656,056

Silver interests

Peñasquito	$287,493	$87,209	$374,702	$284,194	$104,528	$388,722

Antamina	322,148	346,662	668,810	353,679	356,398	710,077

Constancia	212,173	16,014	228,187	230,983	15,248	246,231

Other 4	83,687	404,006	487,693	87,386	415,252	502,638

	$905,501	$853,891	$1,759,392	$956,242	$891,426	$1,847,668

Palladium interests

Stillwater 3	$238,485	$11,484	$249,969	$248,299	$11,394	$259,693

Cobalt interests

Voisey’s Bay	$-	$227,510	$227,510	$-	$393,422	$393,422

	$3,918,680	$1,815,426	$5,734,106	$4,124,626	$2,032,213	$6,156,839

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.
4)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.

Disclosure of Gain on Disposal of Mineral Stream Interest

(in thousands)
Cash received	$220,000

Fair value of First Majestic shares received	151,000

Fee from Goldcorp in exchange for release from the guarantee of deliveries relative to San Dimas	10,000

Total net proceeds from the disposal of the San Dimas SPA	$381,000

Less: carrying value plus closing costs	(135,285)

Gain on disposal of the San Dimas SPA	$245,715